                                                               Mutual of America


                             SEPARATE ACCOUNT NO. 2

                               SEMI-ANNUAL REPORT

                                       &

                             SEMI-ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                 AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                       CALVERT SOCIAL BALANCED PORTFOLIO

           FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

              FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS
                                    FUND II:
                    CONTRAFUND AND ASSET MANAGER PORTFOLIOS


                                 JUNE 30, 1998

  This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                               MUTUAL OF AMERICA

                            SEPARATE ACCOUNT NO. 2
                              SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

Dear Participant:

  We are pleased to send you the 1998 Semi-Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, Acacia Capital Corporation's Calvert Responsibly Invested Portfolios) ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

  Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

    The Separate Account funds invest in funds and portfolios which have the following investment objectives:

    THE INVESTMENT COMPANY MONEY MARKET FUND: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

    THE INVESTMENT COMPANY ALL AMERICA FUND: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500"). The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

    THE INVESTMENT COMPANY EQUITY INDEX FUND: This Fund seeks to duplicate, as closely as possible, the investment performance of the S&P 500 by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation).

    THE INVESTMENT COMPANY BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

    THE INVESTMENT COMPANY SHORT-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

    THE INVESTMENT COMPANY MID-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

    THE INVESTMENT COMPANY COMPOSITE FUND: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

    THE INVESTMENT COMPANY AGGRESSIVE EQUITY FUND: The investment objective for approximately half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

                                       I

    THE SCUDDER BOND PORTFOLIO: This Portfolio seeks a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

    THE SCUDDER CAPITAL GROWTH PORTFOLIO: This Portfolio seeks long-term capital growth by investing primarily in common stocks of medium-to-large sized U.S. companies. The Portfolio seeks to keep the value of its shares more stable than other capital growth mutual funds. While current income is not a stated objective of the Portfolio, many of the Portfolio's securities may provide regular dividends, which are also expected to grow over time.

    THE SCUDDER INTERNATIONAL PORTFOLIO: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

    VP CAPITAL APPRECIATION FUND: This Fund seeks capital growth over time by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

    THE CALVERT SOCIAL BALANCED PORTFOLIO (FORMERLY, CALVERT RESPONSIBLY BALANCED PORTFOLIO): This Portfolio seeks a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

    THE FIDELITY VIP EQUITY-INCOME PORTFOLIO: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation. The Portfolio also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500.

    THE FIDELITY VIP II CONTRAFUND PORTFOLIO: This Portfolio seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

    THE FIDELITY VIP II ASSET MANAGER PORTFOLIO: This Portfolio seeks high long-term return with reduced risk by using a broadly diversified mix of stocks, bonds and short-term fixed-income investments.

  For the six months ended June 30, 1998, the following total returns were experienced in these sixteen Separate Account funds:

     Investment Company Money Market Fund(1)............................. + 1.9%
     Investment Company All America Fund................................. +13.5%
     Investment Company Equity Index Fund................................ +16.6%
     Investment Company Bond Fund........................................ + 3.2%
     Investment Company Short-Term Bond Fund............................. + 2.0%
     Investment Company Mid-Term Bond Fund............................... + 2.4%
     Investment Company Composite Fund................................... + 9.0%
     Investment Company Aggressive Equity Fund........................... + 0.6%
     Scudder Bond Fund................................................... + 2.7%
     Scudder Capital Growth Fund......................................... +15.0%
     Scudder International Fund.......................................... +19.8%
     American Century VP Capital Appreciation Fund....................... + 0.2%
     Calvert Social Balanced Fund........................................ + 9.3%
     Fidelity VIP Equity-Income Fund..................................... + 9.8%
     Fidelity VIP II Contrafund.......................................... +15.9%
     Fidelity VIP II Asset Manager Fund.................................. + 8.5%

-------
(1) The current seven-day net annualized yield as of 2/17/98 was 3.93% and is not necessarily indicative of future actual yields.

Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

                                      II

  This report includes financial statements for each fund of Separate Account No. 2. Following this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and VIP II.

  I hope you will find this report helpful and informative.

                                      Sincerely,


                                      /s/ Manfred Altstadt

                                      Manfred Altstadt
                                      Senior Executive Vice President and
                                       Chief Financial Officer,
                                      Mutual of America Life Insurance Company

                                      III

                                    CONTENTS

                                                                          PAGE
                                                                          ----
SEMI-ANNUAL REPORT OF MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2...........   I
 Statement of Assets and Liabilities.....................................   V
 Statement of Operations................................................. VII
 Statements of Changes in Net Assets.....................................  IX
 Notes to Financial Statements........................................... XII
SEMI-ANNUAL REPORT OF MUTUAL OF AMERICA INVESTMENT CORPORATION...........   1
 President's Message.....................................................   1
 Portfolio Management Discussions........................................   2
 Portfolio of Investments in Securities:
   Money Market Fund.....................................................   9
   All America Fund......................................................  10
   Equity Index Fund.....................................................  19
   Bond Fund.............................................................  25
   Short-Term Bond Fund..................................................  28
   Mid-Term Bond Fund....................................................  30
   Composite Fund........................................................  32
   Aggressive Equity Fund................................................  37
 Statement of Assets and Liabilities.....................................  39
 Statement of Operations.................................................  40
 Statements of Changes in Net Assets.....................................  41
 Financial Highlights....................................................  43
 Notes to Financial Statements...........................................  49
SEMI-ANNUAL REPORT OF SCUDDER VARIABLE LIFE INVESTMENT FUND
SEMI-ANNUAL REPORT OF VP CAPITAL APPRECIATION FUND OF AMERICAN CENTURY
 VARIABLE PORTFOLIOS, INC.
SEMI-ANNUAL REPORT OF CALVERT SOCIAL BALANCED PORTFOLIO OF CALVERT
 VARIABLE SERIES, INC.
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND: EQUITY-INCOME PORTFOLIO
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND II: CONTRAFUND PORTFOLIO
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND II: ASSET MANAGER PORTFOLIO

                                       IV

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1998 (UNAUDITED)

                                            MUTUAL OF AMERICA
                            ---------------------------------------------------
                            MONEY MARKET ALL AMERICA   EQUITY INDEX    BOND
                                FUND         FUND          FUND        FUND
                            ------------ ------------  ------------ -----------
Assets:
Investments in Mutual of
 America Investment Corpo-
 ration at market value
 (Cost:
 Money Market Fund --
   $33,402,122
 All America Fund --
   $274,554,379
 Equity Index Fund --
   $161,532,364
 Bond Fund -- $40,723,159
 (Notes 1 and 2)..........  $33,715,892  $392,508,544  $222,748,533 $42,349,766
Due From (To) Mutual of
 America General Account..       44,365       (83,003)      835,632      49,766
                            -----------  ------------  ------------ -----------
Net Assets................  $33,760,257  $392,425,541  $223,584,165 $42,399,532
                            ===========  ============  ============ ===========
Unit Value at June 30,
 1998 ( Note 5)...........       $ 1.99        $ 7.68        $ 2.63      $ 3.10
                                 ======        ======        ======      ======
Number of Units Outstand-
 ing at June 30, 1998
 (Note 5).................   16,948,882    51,089,978    84,863,753  13,696,461
                            ===========  ============  ============ ===========

                                             MUTUAL OF AMERICA
                              ------------------------------------------------
                                                                   AGGRESSIVE
                              SHORT-TERM  MID-TERM   COMPOSITE       EQUITY
                              BOND FUND  BOND FUND      FUND          FUND
                              ---------- ---------- ------------  ------------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market value
 (Cost:
 Short-Term Bond Fund --
   $3,161,618
 Mid-Term Bond Fund --
   $7,090,963
 Composite Fund --
   $273,826,760
 Aggressive Equity Fund --
   $140,504,146
 (Notes 1 and 2)............. $3,180,097 $6,939,631 $289,505,938  $150,415,546
Due From (To) Mutual of
 America General Account.....      5,525      5,910     (159,137)      115,893
                              ---------- ---------- ------------  ------------
Net Assets................... $3,185,622 $6,945,541 $289,346,801  $150,531,439
                              ========== ========== ============  ============
Unit Value at June 30, 1998
 (Note 5)....................     $ 1.22     $ 1.29       $ 4.76        $ 2.17
                                  ======     ======       ======        ======
Number of Units Outstanding
 at June 30, 1998 (Note 5)...  2,616,555  5,379,428   60,819,342    69,442,129
                              ========== ========== ============  ============

   The accompanying notes are an integral part of these financial statements.

                                       V

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1998 (UNAUDITED)

                                         SCUDDER                  AMERICAN CENTURY
                          --------------------------------------  ----------------
                                        CAPITAL                      VP CAPITAL
                             BOND        GROWTH    INTERNATIONAL    APPRECIATION
                             FUND         FUND         FUND             FUND
                          ----------- ------------ -------------  ----------------
Assets:
Investments in Scudder
 Portfolios and American
 Century VP Capital
 Appreciation Fund at
 market value
 (Cost:
 Scudder Bond Fund --
  $19,540,438
 Scudder Capital Growth
 Fund -- $271,916,123
 Scudder International
 Fund -- $119,020,194
 American Century VP
 Capital Appreciation
  Fund -- $42,171,567)
 (Notes 1 and 2)........  $19,540,708 $400,081,473 $137,922,830     $40,262,534
Due From (To) Mutual of
 America General
 Account................          290        7,997       (5,942)         24,982
                          ----------- ------------ ------------     -----------
Net Assets..............  $19,540,998 $400,089,470 $137,916,888     $40,287,516
                          =========== ============ ============     ===========
Unit Value at June 30,
 1998
 (Note 5)...............      $ 12.72      $ 34.14      $ 17.35         $ 11.08
                              =======      =======      =======         =======
Number of Units
 Outstanding at
 June 30, 1998 (Note
 5).....................    1,535,952   11,719,450    7,949,653       3,637,313
                          =========== ============ ============     ===========

                               CALVERT                  FIDELITY
                             ----------- ---------------------------------------
                                             VIP
                               SOCIAL      EQUITY-       VIP II       VIP II
                              BALANCED      INCOME       CONTRA    ASSET MANAGER
                                FUND         FUND         FUND         FUND
                             ----------- ------------ ------------ -------------
Assets:
Investments in Calvert
 Responsibly Invested
 Portfolio and Fidelity
 Portfolios at market value
 (Cost:
 Calvert Responsibly
 Invested
  Portfolio -- $31,789,351
 VIP Equity-Income Fund --
  $103,939,793
 VIP II Contra Fund --
  $105,690,241
 VIP II Asset Manager
 Fund -- $31,274,591)
 (Notes 1 and 2)...........  $39,588,765 $124,957,553 $143,266,972  $32,974,659
Due From (To) Mutual of
 America General
 Account...................          876        6,740      193,976     (161,010)
                             ----------- ------------ ------------  -----------
Net Assets.................  $39,589,641 $124,964,293 $143,460,948  $32,813,649
                             =========== ============ ============  ===========
Unit Value at June 30, 1998
 (Note 5)..................       $ 2.90      $ 30.52      $ 23.63      $ 22.97
                                  ======      =======      =======      =======
Number of Units Outstanding
 at
 June 30, 1998 (Note 5)....   13,658,887    4,094,194    6,071,646    1,428,539
                             =========== ============ ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                       VI

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                             MUTUAL OF AMERICA
                          ---------------------------------------------------------
                          MONEY MARKET ALL AMERICA  EQUITY INDEX        BOND
                              FUND        FUND          FUND            FUND
                          ------------ -----------  ------------  -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............    $    --    $       --   $       --       $      --
                            --------   -----------  -----------      ----------
Total income............         --            --           --              --
                            --------   -----------  -----------      ----------
Expenses (Note 3):
 Fees...................     206,683     2,318,359    1,171,621         257,154
 Administrative
  Expenses..............      35,134        88,493       53,758          30,497
                            --------   -----------  -----------      ----------
Total Expenses..........     241,817     2,406,852    1,225,379         287,651
                            --------   -----------  -----------      ----------
Net Investment Income
 (loss).................    (241,817)   (2,406,852)  (1,225,379)       (287,651)
                            --------   -----------  -----------      ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........      (9,170)    5,242,916    1,186,231          66,769
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     891,358    43,911,895   28,168,390       1,505,230
                            --------   -----------  -----------      ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........     882,188    49,154,811   29,354,621       1,571,999
                            --------   -----------  -----------      ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........    $640,371   $46,747,959  $28,129,242      $1,284,348
                            ========   ===========  ===========      ==========
                                             MUTUAL OF AMERICA
                          ---------------------------------------------------------
                           SHORT-TERM   MID-TERM     COMPOSITE    AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND            FUND
                          ------------ -----------  ------------  -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............    $    --    $       --   $       --       $      --
                            --------   -----------  -----------      ----------
Total income............         --            --           --              --
                            --------   -----------  -----------      ----------
Expenses (Note 3):
 Fees...................      18,999        39,558    1,749,559         964,726
 Administrative
  Expenses..............       4,096         5,023      104,074          31,260
                            --------   -----------  -----------      ----------
Total Expenses..........      23,095        44,581    1,853,633         995,986
                            --------   -----------  -----------      ----------
Net Investment Income
 (Loss).................     (23,095)      (44,581)  (1,853,633)       (995,986)
                            --------   -----------  -----------      ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........      (4,113)      (28,679)     200,817         725,525
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      85,820       220,492   25,895,953       1,245,731
                            --------   -----------  -----------      ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........      81,707       191,813   26,096,770       1,971,256
                            --------   -----------  -----------      ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........    $ 58,612   $   147,232  $24,243,136      $  975,270
                            ========   ===========  ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                                      VII

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                AMERICAN
                                       SCUDDER                  CENTURY      CALVERT
                          ----------------------------------- ------------  ----------
                                      CAPITAL                  VP CAPITAL     SOCIAL
                            BOND      GROWTH    INTERNATIONAL APPRECIATION   BALANCED
                            FUND       FUND         FUND          FUND         FUND
                          --------  ----------- ------------- ------------  ----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............  $618,550  $19,472,517  $15,648,053  $ 2,169,052   $      --
                          --------  -----------  -----------  -----------   ----------
Total income............   618,550   19,472,517   15,648,053    2,169,052          --
                          --------  -----------  -----------  -----------   ----------
Expenses (Note 3):
 Fees...................   118,218    2,295,216      790,871      231,820      227,408
 Administrative
  Expenses..............    17,441       47,644        8,377        4,628       29,134
                          --------  -----------  -----------  -----------   ----------
Total Expenses..........   135,659    2,342,860      799,248      236,448      256,542
                          --------  -----------  -----------  -----------   ----------
Net Investment Income
 (Loss).................   482,891   17,129,657   14,848,805    1,932,604     (256,542)
                          --------  -----------  -----------  -----------   ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain on
  investments...........    (9,054)   1,998,698    4,593,339     (218,867)     101,753
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    40,373   31,436,787    3,155,879   (1,526,404)   3,369,833
                          --------  -----------  -----------  -----------   ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........    31,319   33,435,485    7,749,218   (1,745,271)   3,471,586
                          --------  -----------  -----------  -----------   ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $514,210  $50,565,142  $22,598,023  $   187,333   $3,215,044
                          ========  ===========  ===========  ===========   ==========

                                                      FIDELITY
                                       ---------------------------------------
                                            VIP        VIP II       VIP II
                                       EQUITY-INCOME   CONTRA    ASSET MANAGER
                                           FUND         FUND         FUND
                                       ------------- ----------- -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends............................  $ 6,472,639  $ 6,753,142  $3,312,566
                                        -----------  -----------  ----------
Total income..........................    6,472,639    6,753,142   3,312,566
                                        -----------  -----------  ----------
Expenses (Note 3):
 Fees.................................      650,548      730,633     165,057
 Administrative Expenses..............       69,555       33,546      25,080
                                        -----------  -----------  ----------
Total Expenses........................      720,103      764,179     190,137
                                        -----------  -----------  ----------
Net Investment Income (Loss)..........    5,752,536    5,988,963   3,122,429
                                        -----------  -----------  ----------
Net Realized and Unrealized Gain
 (Loss) on Investments (Note 1):
 Net realized gain (loss) on
  investments.........................       67,188      790,886      11,503
 Net unrealized appreciation
  (depreciation) of investments.......    4,336,025   11,992,039    (802,768)
                                        -----------  -----------  ----------
Net Realized and Unrealized Gain
 (Loss) on Investments................    4,403,213   12,782,925    (791,265)
                                        -----------  -----------  ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations............  $10,155,749  $18,771,888  $2,331,164
                                        ===========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                    MUTUAL OF AMERICA SEPERATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         INVESTMENT COMPANY
                          ------------------------------------------------------------------------------------
                              MONEY MARKET FUND            ALL AMERICA FUND            EQUITY INDEX FUND
                          --------------------------  ---------------------------  ---------------------------
                           FOR THE SIX    FOR THE      FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED   YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31,  JUNE 30, 1998  DECEMBER 31,  JUNE 30, 1998  DECEMBER 31,
                           (UNAUDITED)      1997       (UNAUDITED)       1997       (UNAUDITED)       1997
                          ------------- ------------  -------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................   $  (241,817) $ 1,562,015   $ (2,406,852)  $ 38,428,360  $ (1,225,379)  $  1,775,466
 Net realized gain
  (loss) on
  investments...........        (9,170)     132,331      5,242,916      6,823,750     1,186,231      1,092,959
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       891,358     (446,463)    43,911,895     22,669,697    28,168,390     24,542,212
                           -----------  -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........       640,371    1,247,883     46,747,959     67,921,807    28,129,242     27,410,637
                           -----------  -----------   ------------   ------------  ------------   ------------
From Unit Transactions:
 Contributions..........     3,865,777    5,788,009     15,779,428     31,724,926    16,063,189     22,975,577
 Withdrawals............    (2,227,657)  (4,229,179)   (15,288,223)   (21,956,687)   (7,800,879)    (6,932,093)
 Net transfers..........    (1,366,825)  (2,770,906)    (1,502,144)       360,521    32,732,944     49,789,027
                           -----------  -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease)
 from unit
 transactions...........       271,295   (1,212,076)    (1,010,939)    10,128,760    40,995,254     65,832,511
                           -----------  -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets..........       911,666       35,807     45,737,020     78,050,567    69,124,496     93,243,148
Net Assets:
Beginning of
 Period/Year............    32,848,591   32,812,784    346,688,521    268,637,954   154,459,669     61,216,521
                           -----------  -----------   ------------   ------------  ------------   ------------
End of Period/Year......   $33,760,257  $32,848,591   $392,425,541   $346,688,521  $223,584,165   $154,459,669
                           ===========  ===========   ============   ============  ============   ============
                                                         INVESTMENT COMPANY
                          ------------------------------------------------------------------------------------
                                  BOND FUND              SHORT-TERM BOND FUND          MID-TERM BOND FUND
                          --------------------------  ---------------------------  ---------------------------
                           FOR THE SIX    FOR THE      FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED   YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31,  JUNE 30, 1998  DECEMBER 31,  JUNE 30, 1998  DECEMBER 31,
                           (UNAUDITED)      1997       (UNAUDITED)       1997       (UNAUDITED)       1997
                          ------------- ------------  -------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................   $  (287,651) $ 1,945,958   $    (23,095)  $    133,338  $    (44,581)  $    278,336
 Net realized gain
  (loss) on
  investments...........        66,769      111,901         (4,113)        17,305       (28,679)       (98,969)
 Net unrealized
  appreciation
  (depreciation) of
  investment............     1,505,230      889,880         85,820        (40,822)      220,492        101,700
                           -----------  -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........     1,284,348    2,947,739         58,612        109,821       147,232        281,067
                           -----------  -----------   ------------   ------------  ------------   ------------
From Unit Transactions:
 Contributions..........     2,917,336    4,701,303        363,610        668,221       454,952        813,398
 Withdrawals............    (2,709,499)  (4,020,196)      (187,882)      (647,104)     (284,632)      (586,994)
 Net transfers..........     2,936,246     (136,699)       143,174        252,496       986,892        585,047
                           -----------  -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease)
 from unit
 transactions...........     3,144,083      544,408        318,902        273,613     1,157,212        811,451
                           -----------  -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets..........     4,428,431    3,492,147        377,514        383,434     1,304,444      1,092,518
Net Assets:
Beginning of
 Period/Year............    37,971,101   34,478,954      2,808,108      2,424,674     5,641,097      4,548,579
                           -----------  -----------   ------------   ------------  ------------   ------------
End of Period/Year......   $42,399,532  $37,971,101   $  3,185,622   $  2,808,108  $  6,945,541   $  5,641,097
                           ===========  ===========   ============   ============  ============   ============

   The accompanying notes are an integral part of these financial statements.

                                       IX

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           INVESTMENT COMPANY
                          --------------------------------------------------------
                                COMPOSITE FUND           AGGRESSIVE EQUITY FUND
                          ---------------------------  ---------------------------
                           FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1998  DECEMBER 31,  JUNE 30, 1998  DECEMBER 31,
                           (UNAUDITED)       1997       (UNAUDITED)       1997
                          -------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $ (1,853,633)  $ 55,725,648  $   (995,986)  $ 13,631,161
 Net realized gain
  (loss) on
  investments...........       200,817      3,228,464       725,525        808,445
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    25,895,952    (20,441,501)    1,245,731      5,321,047
                          ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........    24,243,136     38,512,611       975,270     19,760,653
                          ------------   ------------  ------------   ------------
From Unit Transactions:
 Contributions..........    11,824,757     23,905,684    15,119,898     29,301,342
 Withdrawals............   (11,761,330)   (24,479,468)   (7,469,386)    (9,246,392)
 Net transfers..........    (2,475,911)   (20,666,992)  (11,911,185)    24,458,890
                          ------------   ------------  ------------   ------------
Net Increase (Decrease)
 from unit
 transactions...........    (2,412,484)   (21,240,776)   (4,260,673)    44,513,840
                          ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets..........    21,830,652     17,271,835    (3,285,403)    64,274,493
Net Assets:
Beginning of
 Period/Year............   267,516,149    250,244,314   153,816,842     89,542,349
                          ------------   ------------  ------------   ------------
End of Period/Year......  $289,346,801   $267,516,149  $150,531,439   $153,816,842
                          ============   ============  ============   ============

                                                              SCUDDER
                          ------------------------------------------------------------------------------------
                                  BOND FUND              CAPITAL GROWTH FUND           INTERNATIONAL FUND
                          --------------------------  ---------------------------  ---------------------------
                           FOR THE SIX    FOR THE      FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED   YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31,  JUNE 30, 1998  DECEMBER 31,  JUNE 30, 1998  DECEMBER 31,
                           (UNAUDITED)      1997       (UNAUDITED)       1997       (UNAUDITED)       1997
                          ------------- ------------  -------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..   $   482,891  $   791,376   $ 17,129,657   $ 14,929,366  $ 14,848,805   $  1,048,262
 Net realized gain
  (loss) on
  investments...........        (9,054)     (87,907)     1,998,698      3,989,169     4,593,339     10,918,585
 Net unrealized
  appreciation
  (depreciation) of
  investments...........        40,373      447,914     31,436,787     53,719,471     3,155,879     (3,147,476)
                           -----------  -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........       514,210    1,151,383     50,565,142     72,638,006    22,598,023      8,819,371
                           -----------  -----------   ------------   ------------  ------------   ------------
From Unit Transactions:
 Contributions..........     1,462,621    2,487,844     21,411,090     34,121,380     7,070,712     15,851,344
 Withdrawls.............      (909,348)  (1,538,662)   (14,369,983)   (19,076,131)   (5,933,174)    (9,604,601)
 Net Transfers..........       125,622      610,052     13,649,602     36,296,377    (4,498,646)       377,532
                           -----------  -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease)
 from unit
 transactions...........       678,895    1,559,234     20,690,709     51,341,626    (3,361,108)     6,624,275
                           -----------  -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets..........     1,193,105    2,710,617     71,255,851    123,979,632    19,236,915     15,443,646
Net Assets:
Beginning of
 Period/Year............    18,347,893   15,637,276    328,833,619    204,853,987   118,679,973    103,236,327
                           -----------  -----------   ------------   ------------  ------------   ------------
End of Period/Year......   $19,540,998  $18,347,893   $400,089,470   $328,833,619  $137,916,888   $118,679,973
                           ===========  ===========   ============   ============  ============   ============

   The accompanying notes are an integral part of these financial statements.

                                       X

                 MUTUAL OF AMERICA LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                              AMERICAN CENTURY                 CALVERT
                          --------------------------  --------------------------
                                 VP CAPITAL
                              APPRECIATION FUND         SOCIAL BALANCED FUND
                          --------------------------  --------------------------
                          FOR THE SIX                 FOR THE SIX
                          MONTHS ENDED    FOR THE     MONTHS ENDED    FOR THE
                              JUNE       YEAR ENDED       JUNE       YEAR ENDED
                            30, 1998    DECEMBER 31,    30, 1998    DECEMBER 31,
                           (UNAUDITED)      1997       (UNAUDITED)      1997
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $  1,932,604  $    710,068  $  (256,542)  $ 1,887,424
 Net realized gain
  (loss) on
  investments...........      (218,867)    1,238,144      101,753       235,099
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    (1,526,404)   (4,227,421)   3,369,833     2,600,706
                          ------------  ------------  -----------   -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........       187,333    (2,279,209)   3,215,044     4,723,229
                          ------------  ------------  -----------   -----------
From Unit Transactions:
 Contributions..........     2,944,737     8,707,773    3,678,606     6,373,996
 Withdrawls.............    (2,556,321)   (6,920,015)  (1,482,720)   (2,497,692)
 Net Transfers..........   (10,065,480)  (33,483,832)   1,136,229       521,192
                          ------------  ------------  -----------   -----------
Net Increase (Decrease)
 from unit
 transactions...........    (9,677,064)  (31,696,074)   3,332,115     4,397,496
                          ------------  ------------  -----------   -----------
Net Increase (Decrease)
 in Net Assets..........    (9,489,731)  (33,975,283)   6,547,159     9,120,725
Net Assets:
Beginning of
 Period/Year............    49,777,247    83,752,530   33,042,482    23,921,757
                          ------------  ------------  -----------   -----------
End of Period/Year......  $ 40,287,516  $ 49,777,247  $39,589,641   $33,042,482
                          ============  ============  ===========   ===========

                                                              FIDELITY
                          ------------------------------------------------------------------------------------
                                     VIP                         VIP II                       VIP II
                                EQUITY-INCOME                    CONTRA                   ASSET MANAGER
                                     FUND                         FUND                         FUND
                          ---------------------------  ---------------------------  --------------------------
                           FOR THE SIX     FOR THE      FOR THE SIX     FOR THE      FOR THE SIX    FOR THE
                          MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1998  DECEMBER 31,  JUNE 30, 1998  DECEMBER 31,  JUNE 30, 1998 DECEMBER 31,
                           (UNAUDITED)       1997       (UNAUDITED)       1997       (UNAUDITED)      1997
                          -------------  ------------  -------------  ------------  ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $  5,752,536   $ 4,699,779   $  5,988,963   $  1,128,152   $ 3,122,429  $ 1,194,878
 Net realized gain
  (loss) on
  investments...........        67,188       278,906        790,886        992,567        11,503       25,536
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     4,336,025    11,806,259     11,992,039     16,333,421      (802,768)   1,637,367
                          ------------   -----------   ------------   ------------   -----------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........    10,155,749    16,784,944     18,771,888     18,454,140     2,331,164    2,857,781
                          ------------   -----------   ------------   ------------   -----------  -----------
From Unit Transactions:
 Contributions..........    10,696,300    16,485,680     11,110,097     21,050,465     3,633,722    5,663,920
 Withdrawals............    (4,895,526)   (5,431,923)    (5,761,813)    (6,172,824)   (1,253,502)  (1,306,235)
 Net Transfers..........    12,047,302    17,763,089      4,211,737     17,442,009     3,802,951    6,221,869
                          ------------   -----------   ------------   ------------   -----------  -----------
Net Increase (Decrease)
 from unit
 transactions...........    17,848,076    28,816,846      9,560,021     32,319,650     6,183,171   10,579,554
                          ------------   -----------   ------------   ------------   -----------  -----------
Net Increase (Decrease)
 in Net Assets..........    28,003,825    45,601,790     28,331,909     50,773,790     8,514,335   13,437,335
Net Assets:
Beginning of
 Period/Year............    96,960,468    51,358,678    115,129,039     64,355,249    24,299,314   10,861,979
                          ------------   -----------   ------------   ------------   -----------  -----------
End of Period/Year......  $124,964,293   $96,960,468   $143,460,948   $115,129,039   $32,813,649  $24,299,314
                          ============   ===========   ============   ============   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                       XI

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: the Money Market Fund, the All America Fund, the Bond Fund and the Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company"). Prior to May 2, 1994, the All America Fund was known as the Stock Fund and had different investment objectives and no sub-advisors.

  On January 3, 1989, the following Funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation Fund. The Scudder Funds invest in corresponding portfolios of Scudder Variable Life Investment Fund ("Scudder"). The VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, the Calvert Social Balanced Fund (formerly, Calvert Responsibly Invested Balanced Portfolio) became available as an investment alternative. The Calvert Social Balanced Fund invests in a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, the Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation) ("Calvert").

  On February 5, 1993 the Mutual of America Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Mutual of America Aggressive Equity Fund became available as an investment option. These Funds invest in corresponding funds of the Investment Company.

  On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Portfolios became available. The Fidelity Equity-Income Portfolio invests in a corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Portfolios invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively "Fidelity").

  Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 2 are as follows:

  Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds or portfolios.

  Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

  The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 1998 are as follows:

                                                           NUMBER OF  NET ASSET
                                                            SHARES      VALUE
                                                          ----------- ---------
     Investment Company Funds:
       Money Market Fund.................................  27,901,176  $ 1.21
       All America Fund.................................. 126,588,218    3.10
       Equity Index Fund.................................  91,221,510    2.44
       Bond Fund.........................................  28,546,062    1.48
       Short-Term Bond Fund..............................   3,031,702    1.05
       Mid-Term Bond Fund................................   7,453,075    0.93
       Composite Fund.................................... 162,574,553    1.78
       Aggressive Equity Fund............................  92,344,854    1.63

                                      XII

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                            NUMBER OF  NET ASSET
                                                              SHARES     VALUE
                                                            ---------- ---------
     Scudder Portfolios:
      Bond Portfolio.......................................  2,840,219  $ 6.88
      Capital Growth Portfolio--Class "A".................. 17,687,068   22.62
      International Portfolio--Class "A"...................  9,300,258   14.83
     American Century VP Capital Appreciation Fund.........  4,329,305    9.29
     Calvert Social Balanced Portfolio..................... 18,135,028    2.18
     Fidelity Portfolios:
      Equity-Income--"Initial" Class.......................  4,964,543   25.17
      Contrafund--"Initial" Class..........................  6,526,969   21.95
      Asset Manager--"Initial" Class.......................  1,911,574   17.25

3. EXPENSES

  Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the American Century VP Capital Appreciation Fund for which the annual rate is .20% and each Fidelity fund, for which the annual rate is .30%.

  In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

  Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

  Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

4. DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. No dividend distributions have been declared and none have been paid by the Investment Company during the first six months of 1998. It is the Investment Company's practice to declare and pay dividends at the end of the year.

  On January 28, 1998, February 25, 1998 and April 28, 1998, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $618,550.

  On January 28, 1998, February 25, 1998 and April 28, 1998, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $19,472,517.

  On February 25, 1998 a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $15,648,053.

  On March 13, 1998 a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $2,169,052.

  On February 6, 1998 a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $6,472,639.

  On February 6, 1998, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $6,753,142.

  On February 6, 1998, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $3,312,566.


                                     XIII

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
5. FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding throughout the six months ended June 30, 1998 and each of the five years ended December 31, 1997, or, if not in existence a full year, the initial period ended December 31:

                                     INVESTMENT COMPANY MONEY MARKET FUND
                                   -----------------------------------------
                                    1998   1997   1996   1995   1994   1993
                                   ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year......................  $1.95  $1.87  $1.80  $1.72  $1.68  $1.65
                                   ====== ====== ====== ====== ====== ======
Unit value, end of period/year....  $1.99  $1.95  $1.87  $1.80  $1.72  $1.68
                                   ====== ====== ====== ====== ====== ======
Thousands of units outstanding,
 end of period/year............... 16,949 16,831 17,511 17,502 17,653 15,815
                                   ====== ====== ====== ====== ====== ======
                                      INVESTMENT COMPANY ALL AMERICA FUND
                                   -----------------------------------------
                                    1998   1997   1996   1995   1994   1993
                                   ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year......................  $6.76  $5.39  $4.52  $3.35  $3.36  $3.03
                                   ====== ====== ====== ====== ====== ======
Unit value, end of period/year....  $7.68  $6.76  $5.39  $4.52  $3.35  $3.36
                                   ====== ====== ====== ====== ====== ======
Thousands of units outstanding,
 end of period/year............... 51,090 51,312 49,798 43,620 38,669 36,510
                                   ====== ====== ====== ====== ====== ======
                                     INVESTMENT COMPANY EQUITY INDEX FUND
                                   -----------------------------------------
                                    1998   1997   1996   1995   1994   1993
                                   ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year......................  $2.26  $1.72  $1.42  $1.05  $1.05  $1.00
                                   ====== ====== ====== ====== ====== ======
Unit value, end of period/year....  $2.63  $2.26  $1.72  $1.42  $1.05  $1.05
                                   ====== ====== ====== ====== ====== ======
Thousands of units outstanding,
 end of period/year............... 84,864 68,462 35,660 17,109  4,644  2,135
                                   ====== ====== ====== ====== ====== ======
                                         INVESTMENT COMPANY BOND FUND
                                   -----------------------------------------
                                    1998   1997   1996   1995   1994   1993
                                   ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year......................  $3.00  $2.75  $2.69  $2.28  $2.39  $2.13
                                   ====== ====== ====== ====== ====== ======
Unit value, end of period/year....  $3.10  $3.00  $2.75  $2.69  $2.28  $2.39
                                   ====== ====== ====== ====== ====== ======
Thousands of units outstanding,
 end of period/year............... 13,696 12,671 12,548 12,083 10,601 12,244
                                   ====== ====== ====== ====== ====== ======
                                              INVESTMENT COMPANY
                                             SHORT-TERM BOND FUND
                                   -----------------------------------------
                                    1998   1997   1996   1995   1994   1993
                                   ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year......................  $1.19  $1.14  $1.10  $1.03  $1.03  $1.00
                                   ====== ====== ====== ====== ====== ======
Unit value, end of period/year....  $1.22  $1.19  $1.14  $1.10  $1.03  $1.03
                                   ====== ====== ====== ====== ====== ======
Thousands of units outstanding,
 end of period/year...............  2,617  2,355  2,129  1,447  1,132    747
                                   ====== ====== ====== ====== ====== ======
                                              INVESTMENT COMPANY
                                              MID-TERM BOND FUND
                                   -----------------------------------------
                                    1998   1997   1996   1995   1994   1993
                                   ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year......................  $1.26  $1.19  $1.16  $1.01  $1.06  $1.00
                                   ====== ====== ====== ====== ====== ======
Unit value, end of period/year....  $1.29  $1.26  $1.19  $1.16  $1.01  $1.06
                                   ====== ====== ====== ====== ====== ======
Thousands of units outstanding,
 end of period/year...............  5,379  4,478  3,828  2,848  1,444  1,411
                                   ====== ====== ====== ====== ====== ======
                                       INVESTMENT COMPANY COMPOSITE FUND
                                   -----------------------------------------
                                    1998   1997   1996   1995   1994   1993
                                   ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year......................  $4.36  $3.75  $3.39  $2.82  $2.95  $2.55
                                   ====== ====== ====== ====== ====== ======
Unit value, end of period/year....  $4.76  $4.36  $3.75  $3.39  $2.82  $2.95
                                   ====== ====== ====== ====== ====== ======
Thousands of units outstanding,
 end of period/year............... 60,819 61,359 66,715 70,558 73,239 71,215
                                   ====== ====== ====== ====== ====== ======
                                                  INVESTMENT COMPANY
                                                AGGRESSIVE EQUITY FUND
                                          ----------------------------------
                                           1998   1997   1996   1995   1994
                                          ------ ------ ------ ------ ------
Unit value, beginning of period/year..... $ 2.15 $ 1.80 $ 1.43 $ 1.05 $ 1.00
                                          ====== ====== ====== ====== ======
Unit value, end of period/year........... $ 2.17 $ 2.15 $ 1.80 $ 1.43 $ 1.05
                                          ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 period/year............................. 69,442 71,468 49,800 20,858  9,145
                                          ====== ====== ====== ====== ======


                                      XIV

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                               SCUDDER BOND FUND
                                  --------------------------------------------
                                   1998    1997    1996    1995   1994   1993
                                  ------- ------- ------- ------ ------ ------
Unit value, beginning of
 period/year..................... $ 12.37 $ 11.48 $ 11.30 $ 9.69 $10.32 $ 9.30
                                  ======= ======= ======= ====== ====== ======
Unit value, end of period/year... $ 12.72 $ 12.37 $ 11.48 $11.30 $ 9.69 $10.32
                                  ======= ======= ======= ====== ====== ======
Thousands of units outstanding,
 end of period/year..............   1,536   1,484   1,362  1,269  1,169  1,277
                                  ======= ======= ======= ====== ====== ======
                                          SCUDDER CAPITAL GROWTH FUND
                                  --------------------------------------------
                                   1998    1997    1996    1995   1994   1993
                                  ------- ------- ------- ------ ------ ------
Unit value, beginning of
 period/year..................... $ 29.64 $ 22.11 $ 18.64 $14.67 $16.46 $13.80
                                  ======= ======= ======= ====== ====== ======
Unit value, end of period/year... $ 34.14 $ 29.64 $ 22.11 $18.64 $14.67 $16.46
                                  ======= ======= ======= ====== ====== ======
Thousands of units outstanding,
 end of period/year..............  11,719  11,094   9,266  8,556  8,121  6,582
                                  ======= ======= ======= ====== ====== ======
                                           SCUDDER INTERNATIONAL FUND
                                  --------------------------------------------
                                   1998    1997    1996    1995   1994   1993
                                  ------- ------- ------- ------ ------ ------
Unit value, beginning of
 period/year..................... $ 14.46 $ 13.43 $ 11.85 $10.80 $11.06 $ 8.13
                                  ======= ======= ======= ====== ====== ======
Unit value, end of period/year... $ 17.35 $ 14.46 $ 13.43 $11.85 $10.80 $11.06
                                  ======= ======= ======= ====== ====== ======
Thousands of units outstanding,
 end of period/year..............   7,950   8,205   7,688  7,269  8,610  5,400
                                  ======= ======= ======= ====== ====== ======
                                                AMERICAN CENTURY
                                  --------------------------------------------
                                          VP CAPITAL APPRECIATION FUND
                                  --------------------------------------------
                                   1998    1997    1996    1995   1994   1993
                                  ------- ------- ------- ------ ------ ------
Unit value, beginning of
 period/year..................... $ 11.04 $ 11.53 $ 12.18 $ 9.39 $ 9.61 $ 8.81
                                  ======= ======= ======= ====== ====== ======
Unit value, end of period/year... $ 11.08 $ 11.04 $ 11.53 $12.18 $ 9.39 $ 9.61
                                  ======= ======= ======= ====== ====== ======
Thousands of units outstanding,
 end of period/year..............   3,637   4,510   7,264  8,061  6,361  5,946
                                  ======= ======= ======= ====== ====== ======
                                                    CALVERT
                                  --------------------------------------------
                                              SOCIAL BALANCED FUND
                                  --------------------------------------------
                                   1998    1997    1996    1995   1994   1993
                                  ------- ------- ------- ------ ------ ------
Unit value, beginning of
 period/year..................... $  2.65 $  2.23 $  2.01 $ 1.57 $ 1.64 $ 1.54
                                  ======= ======= ======= ====== ====== ======
Unit value, end of period/year... $  2.90 $  2.65 $  2.23 $ 2.01 $ 1.57 $ 1.64
                                  ======= ======= ======= ====== ====== ======
Thousands of units outstanding,
 end of period/year..............  13,659  12,479  10,713  7,849  5,986  5,151
                                  ======= ======= ======= ====== ====== ======

                                                 FIDELITY
                          -------------------------------------------------------
                              EQUITY-INCOME FUND              CONTRA FUND
                          --------------------------- ---------------------------
                           1998   1997   1996   1995   1998   1997   1996   1995
                          ------ ------ ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period/year............  $27.77 $21.93 $19.43 $16.30 $20.36 $16.59 $13.85 $11.43
                          ====== ====== ====== ====== ====== ====== ====== ======
Unit value, end of
 period/year............  $30.52 $27.77 $21.93 $19.43 $23.63 $20.36 $16.59 $13.85
                          ====== ====== ====== ====== ====== ====== ====== ======
Thousands of units
 outstanding, end of
 period/year............   4,094  3,491  2,342    728  6,072  5,656  3,880  1,792
                          ====== ====== ====== ====== ====== ====== ====== ======

                                                            FIDELITY
                                                   ---------------------------
                                                       ASSET MANAGER FUND
                                                   ---------------------------
                                                    1998   1997   1996   1995
                                                   ------ ------ ------ ------
Unit value, beginning of period/year.............. $21.14 $17.72 $15.66 $14.04
                                                   ====== ====== ====== ======
Unit value, end of period/year.................... $22.97 $21.14 $17.72 $15.66
                                                   ====== ====== ====== ======
Thousands of units outstanding, end of
 period/year......................................  1,429  1,150    613    184
                                                   ====== ====== ====== ======

                                       XV

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

           320 Park Avenue New York, New York 10022-6839 212-224-1600